Disclosure of detailed information about USD denominated debentures with embedded derivatives (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Consolidated Statements of Financial Position
Convertible debentures	$ 2,476,571	$ 2,489,017
Derivative liabilities	650,116	489,734
Consolidated Statements of Cash Flows
Short-term loan repayment			$ 180,000
USD denominated debentures with embedded derivatives
Consolidated Statements of Financial Position
Convertible debentures	56,694	135,929
Derivative liabilities	498,198	207,855
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days | USD denominated debentures with embedded derivatives
Loan Principal
Opening balance	0
Issuance during the year	278,600
Repayment or conversion	(65,000)
Outstanding at year-end	$ 213,600	0
Terms of Loan
Annual interest rate	12.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 772
Interest payable	12,973
Convertible debentures	13,745
Derivative liabilities	190,274
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	2,496
Interest expense	11,769
Gain on revaluation of derivative liability	8,690
Loss on conversion	3,652
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	65,000
Amount of interest converted to common shares	$ 0
Number of common shares issued on conversion of convertible debentures	2,456,707
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days | Minimum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	4380.00%
Remaining life (in months)	4 months
Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days | Maximum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	4932.00%
Remaining life (in months)	12 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days | USD denominated debentures with embedded derivatives
Loan Principal
Opening balance	$ 0
Issuance during the year	142,750
Repayment or conversion	(41,500)
Outstanding at year-end	$ 101,250	0
Terms of Loan
Annual interest rate	10.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 262
Interest payable	4,238
Convertible debentures	4,500
Derivative liabilities	89,328
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	264
Interest expense	4,670
Gain on revaluation of derivative liability	16,332
Loss on conversion	10,513
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	41,500
Amount of interest converted to common shares	$ 6,400
Number of common shares issued on conversion of convertible debentures	982,921
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days | Minimum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	3873.00%
Remaining life (in months)	6 months
Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days | Maximum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	5658.00%
Remaining life (in months)	8 months
Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days | USD denominated debentures with embedded derivatives
Loan Principal
Opening balance	$ 100,200	100,200
Issuance during the year	175,800	0
Repayment or conversion	(276,000)	0
Outstanding at year-end	$ 0	$ 100,200	100,200
Terms of Loan
Annual interest rate	12.00%	12.00%
Effective annual interest rate		118.00%
Remaining life (in months)		5 months
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 0	$ 39,630
Interest payable	0	3,377
Convertible debentures	0	43,007
Derivative liabilities	0	10,871
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	61,453	11,095
Interest expense	14,816	3,377
Gain on revaluation of derivative liability	19,375	(38,396)
Loss on conversion	43,426	0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	276,000	0
Amount of interest converted to common shares	$ 10,145	$ 0
Number of common shares issued on conversion of convertible debentures	6,076,094	0
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 0	$ 0
Amount of interest repaid in cash	$ 0	0
Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days | Minimum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	264.00%
Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days | Maximum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	6002.00%
Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days | USD denominated debentures with embedded derivatives
Loan Principal
Opening balance	$ 343,000	418,000
Issuance during the year	308,000	0
Repayment or conversion	(343,000)	(75,000)
Outstanding at year-end	$ 308,000	$ 343,000	$ 418,000
Terms of Loan
Annual interest rate	5.00%	5.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 26,755	$ 92,265
Interest payable	11,694	657
Convertible debentures	38,449	92,922
Derivative liabilities	218,596	196,984
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	212,655	13,269
Interest expense	20,563	2,377
Gain on revaluation of derivative liability	183,392	(55,104)
Loss on conversion	0	23,429
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	343,000	0
Amount of interest converted to common shares	$ 12,554	$ 0
Number of common shares issued on conversion of convertible debentures	5,934,267	0
Consolidated Statements of Cash Flows
Short-term loan repayment	$ 0	$ 80,000
Amount of interest repaid in cash	$ 0	$ 1,720
Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days | Minimum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	160.00%	95.00%
Remaining life (in months)	1 month	10 months
Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days | Maximum | USD denominated debentures with embedded derivatives
Terms of Loan
Effective annual interest rate	5242.00%	98.00%
Remaining life (in months)	5 months	12 months